May 01, 2017

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED AUGUST 18, 2017

TO THE

PROSPECTUS DATED MAY 1, 2017

BLACKROCK LARGE CAP VALUE PORTFOLIO

The Board of Trustees of Brighthouse Funds Trust II (the “Trust”) has approved a change of subadviser for the BlackRock Large Cap Value Portfolio (the “Portfolio”) from BlackRock Advisors, LLC (“BlackRock”) to Massachusetts Financial Services Company (“MFS”) to be effective on or about September 1, 2017, pursuant to a new subadvisory agreement between the Trust’s investment adviser, Brighthouse Investment Advisers, LLC, and MFS. Effective on or about September 1, 2017, the name of the Portfolio will change to MFS® Value Portfolio II, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references to BlackRock contained in the Prospectus will change to MFS. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to BlackRock as the Portfolio’s subadviser and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about September 1, 2017:

In the Portfolio Summary, the information in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Capital Appreciation.

In the Portfolio Summary, the information in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Massachusetts Financial Services Company (“MFS” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in equity securities of large capitalization U.S. companies. Equity securities include common stocks, preferred stocks, securities convertible into common or preferred stocks and depositary receipts for equity securities. MFS focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may invest up to 20% of its assets in foreign securities and may have exposure to foreign currencies through its investments in these securities.

Stock Selection

MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of the issuers’ financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

In the Portfolio Summary, in the section entitled “Principal Risks,” information related to “Derivatives Risk” is deleted in its entirety and the following is added after “Foreign Investment Risk”:

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph of the section entitled “Past Performance”:

Effective September 1, 2017, MFS became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the former investment subadviser to the Portfolio.